Long-Term Debt (Fair Value Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Continuing operations, Carrying Value	$ 91,386	$ 89,509		$ 87,460
Discontinued operations, Carrying Value	39,977	43,312		78,385
Long-term Debt, Total	131,363	132,821
Carrying Value [Member]
Continuing operations, Carrying Value	91,386	89,509	89,509	87,460
Discontinued operations, Carrying Value	39,977	43,312	43,312	78,385
Long-term Debt, Total	131,363	132,821	132,821	165,845
Estimated Fair Value [Member]
Continuing operations, Estimated Fair Value	93,167	93,816	93,816	88,359
Discontinued operations, Estimated Fair Value	41,233	45,343	45,343	80,087
Total Estimated Fair Value	$ 134,400	$ 139,159	$ 139,159	$ 168,446